Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest income
Loans, including fees	$ 50,278	$ 40,682
Deposits with other banks	992	410
Investment securities	8,917	7,743
Federal funds sold	64
Dividends on other investments	232	187
Total interest income	60,483	49,022
Interest expense
Deposits	10,050	6,057
Federal funds purchased	1	5
Borrowed money	2,587	2,163
Total interest expense	12,638	8,225
Net interest income	47,845	40,797
Provision for loan losses	1,104	201
Net interest income after provision for loan losses	46,741	40,596
Noninterest income
Mortgage fee income	3,199	652
Securities gains	97	116
Other	2,420	1,225
Total noninterest income	14,762	9,621
Noninterest expenses
Salaries and employee benefits	26,218	20,123
Occupancy and equipment	4,850	4,180
Acquisition related expenses	2,733	224
Deposit intangible expenses	600	48
Other	14,493	10,725
Total noninterest expense	48,894	35,300
Income before income taxes	12,609	14,917
Income taxes	2,398	3,000
Net income	$ 10,211	$ 11,917
Net income per share of common stock
Basic (in dollars per share)	$ 1.12	$ 1.41
Diluted (in dollars per share)	1.12	1.40
Cash dividends declared per share of common stock (in dollars per share)	$ 0.30	$ 0.20
Weighted average shares outstanding, basic (in shares)	9,129,705	8,439,454
Weighted average shares outstanding, diluted (in shares)	9,129,705	8,538,608
Deposit Account [Member]
Noninterest income
Non interest revenue from banking services	$ 4,783	$ 4,374
Bank Servicing [Member]
Noninterest income
Non interest revenue from banking services	$ 4,263	$ 3,254